Goodwill and Intangible Assets (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Apr. 02, 2016		Mar. 28, 2015	Mar. 29, 2014	Jan. 01, 2015
Goodwill and Intangible Assets [Line Items]
Goodwill	$ 2,140,586	$ 103,901	$ 2,135,697	[1]	$ 2,140,586	$ 103,901
Intangible assets amortization (Note 6)			494,589		142,749	28,638
In-process research and development placed in service			203,000
Loss on impairment of intangible assets (Note 6)			0		0	$ 11,300
In-process research and development [Member]
Goodwill and Intangible Assets [Line Items]
Intangible assets	470,000		267,000		470,000
TriQuint Merger [Member]
Goodwill and Intangible Assets [Line Items]
Goodwill							$ 2,036,700
Intangible assets amortization (Note 6)	120,300		482,300
Finite-Lived Intangible Assets, Period Increase (Decrease)	2,394,000
TriQuint Merger [Member] | In-process research and development [Member]
Goodwill and Intangible Assets [Line Items]
Indefinite-lived Intangible Assets, Period Increase (Decrease)	470,000				$ 470,000
Mobile Products [Member]
Goodwill and Intangible Assets [Line Items]
Goodwill			1,751,500
Mobile Products [Member] | In-process research and development [Member]
Goodwill and Intangible Assets [Line Items]
Intangible assets			257,000
Mobile Products [Member] | TriQuint Merger [Member] | In-process research and development [Member]
Goodwill and Intangible Assets [Line Items]
Indefinite-lived Intangible Assets, Period Increase (Decrease)	350,000
Infrastructure and Defense Products [Member]
Goodwill and Intangible Assets [Line Items]
Goodwill			384,200
Infrastructure and Defense Products [Member] | In-process research and development [Member]
Goodwill and Intangible Assets [Line Items]
Intangible assets			$ 10,000
Acquired in-process research and development percentage complete			60.00%
Infrastructure and Defense Products [Member] | TriQuint Merger [Member] | In-process research and development [Member]
Goodwill and Intangible Assets [Line Items]
Indefinite-lived Intangible Assets, Period Increase (Decrease)	120,000
Minimum [Member] | Transferred and in service in-process research and development [Member]
Goodwill and Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			4 years
Minimum [Member] | Mobile Products [Member]
Goodwill and Intangible Assets [Line Items]
Remaining research and development costs			$ 5,000
Minimum [Member] | Mobile Products [Member] | In-process research and development [Member]
Goodwill and Intangible Assets [Line Items]
Acquired in-process research and development percentage complete			70.00%
Minimum [Member] | Infrastructure and Defense Products [Member]
Goodwill and Intangible Assets [Line Items]
Remaining research and development costs			$ 10,000
Maximum [Member] | Transferred and in service in-process research and development [Member]
Goodwill and Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			6 years
Maximum [Member] | Mobile Products [Member]
Goodwill and Intangible Assets [Line Items]
Remaining research and development costs			$ 10,000
Maximum [Member] | Mobile Products [Member] | In-process research and development [Member]
Goodwill and Intangible Assets [Line Items]
Acquired in-process research and development percentage complete			85.00%
Maximum [Member] | Infrastructure and Defense Products [Member]
Goodwill and Intangible Assets [Line Items]
Remaining research and development costs			$ 15,000
Operating Expense Reductions [Member] | In-process research and development [Member]
Goodwill and Intangible Assets [Line Items]
Loss on impairment of intangible assets (Note 6)		$ 11,300
Cost of goods sold [Member] | TriQuint Merger [Member]
Goodwill and Intangible Assets [Line Items]
Intangible assets amortization (Note 6)	49,600		199,300
Marketing and selling [Member] | TriQuint Merger [Member]
Goodwill and Intangible Assets [Line Items]
Intangible assets amortization (Note 6)	$ 70,700		$ 283,000

[1]	(1) As of April 2, 2016, the Company’s goodwill balance of $2,135.7 million was comprised of gross goodwill of $2,757.3 million less accumulated impairment losses and write-offs of $621.6 million.